Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000066772 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000066772 | AssetAsset-Backed SecuritiesFR_46629TAK6
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000066772 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000066772 | AssetNon-Agency Mortgage-Backed SecuritiesFR_92925CCC4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000066772 | AssetCorporate Bonds & NotesFR_ACI2Q2RG4
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000066772 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000066772 | AssetU.S. Government Agencies_SSFR_01F020653_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066772 | AssetShort-Term InstrumentsFR_990ACHUB3_17.150
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000066772 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000066772 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066772 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(82.70%)
C000059899 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000059899 | AssetAsset-Backed SecuritiesFR_46629TAK6
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000059899 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000059899 | AssetNon-Agency Mortgage-Backed SecuritiesFR_92925CCC4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000059899 | AssetCorporate Bonds & NotesFR_ACI2Q2RG4
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059899 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059899 | AssetU.S. Government Agencies_SSFR_01F020653_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000059899 | AssetShort-Term InstrumentsFR_990ACHUB3_17.150
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000059899 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059899 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059899 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(82.70%)
C000126843 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000126843 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000126843 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126843 | AssetU.S. Government Agencies_SSFR_01F020653_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000126843 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000126843 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126843 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(98.90%)
C000126843 | AssetAsset-Backed SecuritiesFR_35729NAA3
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000126843 | AssetNon-Agency Mortgage-Backed SecuritiesFR_073871AE5
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000126843 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126843 | AssetCorporate Bonds & NotesFR_71568QAC1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126843 | AssetShort-Term InstrumentsFR_49271KDD3_4.300
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000126844 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000126844 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000126844 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126844 | AssetU.S. Government Agencies_SSFR_01F020653_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000126844 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000126844 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126844 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(98.90%)
C000126844 | AssetAsset-Backed SecuritiesFR_35729NAA3
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000126844 | AssetNon-Agency Mortgage-Backed SecuritiesFR_073871AE5
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000126844 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126844 | AssetCorporate Bonds & NotesFR_71568QAC1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126844 | AssetShort-Term InstrumentsFR_49271KDD3_4.300
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000069768 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000069768 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000069768 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069768 | AssetU.S. Government Agencies_SSFR_01F020653_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000069768 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000069768 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069768 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(98.90%)
C000069768 | AssetAsset-Backed SecuritiesFR_35729NAA3
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000069768 | AssetNon-Agency Mortgage-Backed SecuritiesFR_073871AE5
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000069768 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069768 | AssetCorporate Bonds & NotesFR_71568QAC1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069768 | AssetShort-Term InstrumentsFR_49271KDD3_4.300
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000069770 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000069770 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000069770 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069770 | AssetU.S. Government Agencies_SSFR_01F020653_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000069770 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000069770 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069770 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(98.90%)
C000069770 | AssetAsset-Backed SecuritiesFR_35729NAA3
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000069770 | AssetNon-Agency Mortgage-Backed SecuritiesFR_073871AE5
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000069770 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069770 | AssetCorporate Bonds & NotesFR_71568QAC1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069770 | AssetShort-Term InstrumentsFR_49271KDD3_4.300
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000026531 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026531 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000026531 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026531 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(84.20%)
C000026531 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026531 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000026531 | AssetAsset-Backed SecuritiesFR_ACI2289F9
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026531 | AssetSovereign IssuesFR_ACI2XSL83
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026531 | AssetNon-Agency Mortgage-Backed SecuritiesFR_751152AB5
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026531 | AssetCorporate Bonds & NotesFR_71654QCL4
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026531 | AssetLoan Participations and AssignmentsFR_BA000HCH9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026531 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000026531 | AssetShort-Term InstrumentsFR_69549BAA6
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000026532 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026532 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000026532 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026532 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(84.20%)
C000026532 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026532 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000026532 | AssetAsset-Backed SecuritiesFR_ACI2289F9
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026532 | AssetSovereign IssuesFR_ACI2XSL83
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026532 | AssetNon-Agency Mortgage-Backed SecuritiesFR_751152AB5
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026532 | AssetCorporate Bonds & NotesFR_71654QCL4
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026532 | AssetLoan Participations and AssignmentsFR_BA000HCH9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026532 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000026532 | AssetShort-Term InstrumentsFR_69549BAA6
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000026529 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026529 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000026529 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000026529 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(84.20%)
C000026529 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026529 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000026529 | AssetAsset-Backed SecuritiesFR_ACI2289F9
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000026529 | AssetSovereign IssuesFR_ACI2XSL83
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026529 | AssetNon-Agency Mortgage-Backed SecuritiesFR_751152AB5
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026529 | AssetCorporate Bonds & NotesFR_71654QCL4
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026529 | AssetLoan Participations and AssignmentsFR_BA000HCH9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026529 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000026529 | AssetShort-Term InstrumentsFR_69549BAA6
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000064135 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064135 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000064135 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064135 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(84.20%)
C000064135 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064135 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000064135 | AssetAsset-Backed SecuritiesFR_ACI2289F9
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000064135 | AssetSovereign IssuesFR_ACI2XSL83
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000064135 | AssetNon-Agency Mortgage-Backed SecuritiesFR_751152AB5
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064135 | AssetCorporate Bonds & NotesFR_71654QCL4
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064135 | AssetLoan Participations and AssignmentsFR_BA000HCH9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064135 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000064135 | AssetShort-Term InstrumentsFR_69549BAA6
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000200440 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200440 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000200440 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200440 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(84.20%)
C000200440 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200440 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000200440 | AssetAsset-Backed SecuritiesFR_ACI2289F9
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000200440 | AssetSovereign IssuesFR_ACI2XSL83
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000200440 | AssetNon-Agency Mortgage-Backed SecuritiesFR_751152AB5
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200440 | AssetCorporate Bonds & NotesFR_71654QCL4
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200440 | AssetLoan Participations and AssignmentsFR_BA000HCH9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200440 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000200440 | Asset - ShortShort-Term InstrumentsFR_69549BAA6
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000100916 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000100916 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000100916 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100916 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000100916 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100916 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(77.90%)
C000100916 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000100916 | AssetAsset-Backed SecuritiesFR_61753KAB2
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000100916 | AssetNon-Agency Mortgage-Backed SecuritiesFR_02149HAJ9
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000100916 | AssetCorporate Bonds & NotesFR_842400JC8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100916 | AssetShort-Term InstrumentsFR_912797UC9_0.010_7
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000100919 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000100919 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000100919 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100919 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000100919 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100919 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(77.90%)
C000100919 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000100919 | AssetAsset-Backed SecuritiesFR_61753KAB2
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000100919 | AssetNon-Agency Mortgage-Backed SecuritiesFR_02149HAJ9
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000100919 | AssetCorporate Bonds & NotesFR_842400JC8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100919 | AssetShort-Term InstrumentsFR_912797UC9_0.010_7
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000100920 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000100920 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000100920 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100920 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000100920 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100920 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(77.90%)
C000100920 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000100920 | AssetAsset-Backed SecuritiesFR_61753KAB2
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000100920 | AssetNon-Agency Mortgage-Backed SecuritiesFR_02149HAJ9
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000100920 | AssetCorporate Bonds & NotesFR_842400JC8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100920 | AssetShort-Term InstrumentsFR_912797UC9_0.010_7
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000100911 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	105.50%
C000100911 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000100911 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100911 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000100911 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100911 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(87.10%)
C000100911 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100911 | AssetAsset-Backed SecuritiesFR_103228AN2
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000100911 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46651QAA5
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000100911 | AssetCorporate Bonds & NotesFR_842400FZ1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000100911 | AssetShort-Term InstrumentsFR_ACI38VBK6_0.000_4
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000100912 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	105.50%
C000100912 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000100912 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100912 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000100912 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100912 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(87.10%)
C000100912 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100912 | AssetAsset-Backed SecuritiesFR_103228AN2
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000100912 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46651QAA5
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000100912 | AssetCorporate Bonds & NotesFR_842400FZ1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000100912 | AssetShort-Term InstrumentsFR_ACI38VBK6_0.000_4
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000100907 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	105.50%
C000100907 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000100907 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100907 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000100907 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100907 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(87.10%)
C000100907 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100907 | AssetAsset-Backed SecuritiesFR_103228AN2
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000100907 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46651QAA5
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000100907 | AssetCorporate Bonds & NotesFR_842400FZ1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000100907 | AssetShort-Term InstrumentsFR_ACI38VBK6_0.000_4
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000100908 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	105.50%
C000100908 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000100908 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100908 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000100908 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100908 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(87.10%)
C000100908 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100908 | AssetAsset-Backed SecuritiesFR_103228AN2
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000100908 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46651QAA5
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000100908 | AssetCorporate Bonds & NotesFR_842400FZ1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000100908 | AssetShort-Term InstrumentsFR_ACI38VBK6_0.000_4
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000148264 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000148264 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000148264 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148264 | AssetShort-Term InstrumentsFR_990ACHUB3_17.150
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000148264 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000148264 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000148264 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(98.10%)
C000148264 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148264 | AssetAsset-Backed SecuritiesFR_69544QAA8
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000148264 | AssetNon-Agency Mortgage-Backed SecuritiesFR_92538XAA3
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000148264 | AssetCorporate Bonds & NotesFR_57839MAA6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148265 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000148265 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000148265 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148265 | AssetShort-Term InstrumentsFR_990ACHUB3_17.150
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000148265 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000148265 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000148265 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(98.10%)
C000148265 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148265 | AssetAsset-Backed SecuritiesFR_69544QAA8
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000148265 | AssetNon-Agency Mortgage-Backed SecuritiesFR_92538XAA3
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000148265 | AssetCorporate Bonds & NotesFR_57839MAA6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148267 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000148267 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000148267 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148267 | AssetShort-Term InstrumentsFR_990ACHUB3_17.150
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000148267 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000148267 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000148267 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(98.10%)
C000148267 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148267 | AssetAsset-Backed SecuritiesFR_69544QAA8
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000148267 | AssetNon-Agency Mortgage-Backed SecuritiesFR_92538XAA3
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000148267 | AssetCorporate Bonds & NotesFR_57839MAA6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213842 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000213842 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000213842 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213842 | AssetShort-Term InstrumentsFR_990ACHUB3_17.150
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000213842 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000213842 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213842 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(98.10%)
C000213842 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213842 | AssetAsset-Backed SecuritiesFR_69544QAA8
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000213842 | AssetNon-Agency Mortgage-Backed SecuritiesFR_92538XAA3
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000213842 | AssetCorporate Bonds & NotesFR_57839MAA6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026638 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026638 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000026638 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026638 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(91.30%)
C000026638 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026638 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000026638 | AssetLoan Participations and AssignmentsFR_BA000HCH9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026638 | AssetAsset-Backed SecuritiesFR_ACI2ZP3T1
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000026638 | AssetSovereign IssuesFR_ACI2Z7LJ3
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026638 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69382YAA6
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026638 | AssetCorporate Bonds & NotesFR_345397E58
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026638 | AssetMunicipal Bonds & NotesFR_452024GT3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026638 | AssetShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000026640 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026640 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000026640 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026640 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(91.30%)
C000026640 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026640 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000026640 | AssetLoan Participations and AssignmentsFR_BA000HCH9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026640 | AssetAsset-Backed SecuritiesFR_ACI2ZP3T1
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000026640 | AssetSovereign IssuesFR_ACI2Z7LJ3
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026640 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69382YAA6
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026640 | AssetCorporate Bonds & NotesFR_345397E58
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026640 | AssetMunicipal Bonds & NotesFR_452024GT3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026640 | AssetShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000026637 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026637 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000026637 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026637 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(91.30%)
C000026637 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026637 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000026637 | AssetLoan Participations and AssignmentsFR_BA000HCH9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026637 | AssetAsset-Backed SecuritiesFR_ACI2ZP3T1
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000026637 | AssetSovereign IssuesFR_ACI2Z7LJ3
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026637 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69382YAA6
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026637 | AssetCorporate Bonds & NotesFR_345397E58
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026637 | AssetMunicipal Bonds & NotesFR_452024GT3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026637 | AssetShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000064153 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064153 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000064153 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064153 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(91.30%)
C000064153 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000064153 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000064153 | AssetLoan Participations and AssignmentsFR_BA000HCH9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064153 | AssetAsset-Backed SecuritiesFR_ACI2ZP3T1
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000064153 | AssetSovereign IssuesFR_ACI2Z7LJ3
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000064153 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69382YAA6
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064153 | AssetCorporate Bonds & NotesFR_345397E58
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064153 | AssetMunicipal Bonds & NotesFR_452024GT3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064153 | AssetShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000200450 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200450 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000200450 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200450 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(91.30%)
C000200450 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200450 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000200450 | AssetLoan Participations and AssignmentsFR_BA000HCH9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200450 | AssetAsset-Backed SecuritiesFR_ACI2ZP3T1
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000200450 | AssetSovereign IssuesFR_ACI2Z7LJ3
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000200450 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69382YAA6
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200450 | AssetCorporate Bonds & NotesFR_345397E58
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200450 | AssetMunicipal Bonds & NotesFR_452024GT3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200450 | AssetShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000026632 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026632 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.60%)
C000026632 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000026632 | AssetCorporate Bonds & NotesFR_44891ADY0
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000026632 | AssetAsset-Backed SecuritiesFR_14687WAC4
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000026632 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69395KAA1
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026632 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026632 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026632 | AssetLoan Participations and AssignmentsFR_BA000BY62
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026632 | AssetShort-Term InstrumentsFR_912797TK3_0.010
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000026632 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026634 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026634 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.60%)
C000026634 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000026634 | AssetCorporate Bonds & NotesFR_44891ADY0
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000026634 | AssetAsset-Backed SecuritiesFR_14687WAC4
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000026634 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69395KAA1
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026634 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026634 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026634 | AssetLoan Participations and AssignmentsFR_BA000BY62
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026634 | AssetShort-Term InstrumentsFR_912797TK3_0.010
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000026634 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026630 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026630 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.60%)
C000026630 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000026630 | AssetCorporate Bonds & NotesFR_44891ADY0
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000026630 | AssetAsset-Backed SecuritiesFR_14687WAC4
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000026630 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69395KAA1
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026630 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026630 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026630 | AssetLoan Participations and AssignmentsFR_BA000BY62
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026630 | AssetShort-Term InstrumentsFR_912797TK3_0.010
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000026630 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064152 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064152 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.60%)
C000064152 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000064152 | AssetCorporate Bonds & NotesFR_44891ADY0
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000064152 | AssetAsset-Backed SecuritiesFR_14687WAC4
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000064152 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69395KAA1
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000064152 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064152 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064152 | AssetLoan Participations and AssignmentsFR_BA000BY62
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064152 | AssetShort-Term InstrumentsFR_912797TK3_0.010
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000064152 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026636 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026636 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.60%)
C000026636 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000026636 | AssetCorporate Bonds & NotesFR_44891ADY0
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000026636 | AssetAsset-Backed SecuritiesFR_14687WAC4
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000026636 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69395KAA1
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026636 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026636 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026636 | AssetLoan Participations and AssignmentsFR_BA000BY62
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026636 | AssetShort-Term InstrumentsFR_912797TK3_0.010
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000026636 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200449 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200449 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.60%)
C000200449 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000200449 | AssetCorporate Bonds & NotesFR_44891ADY0
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000200449 | AssetAsset-Backed SecuritiesFR_14687WAC4
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000200449 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69395KAA1
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200449 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200449 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200449 | AssetLoan Participations and AssignmentsFR_BA000BY62
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200449 | AssetShort-Term InstrumentsFR_912797TK3_0.010
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000200449 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026560 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026560 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026560 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026560 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026560 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(88.80%)
C000026560 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026560 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000026560 | AssetLoan Participations and AssignmentsFR_BA000BY62
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026560 | AssetAsset-Backed SecuritiesFR_48251BBE9
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000026560 | AssetNon-Agency Mortgage-Backed SecuritiesFR_161927AC2
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026560 | AssetCorporate Bonds & NotesFR_46647PER3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026560 | AssetMunicipal Bonds & NotesFR_452152GS4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026560 | AssetShort-Term InstrumentsFR_22823QDG3_4.200
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000026562 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026562 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026562 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026562 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026562 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(88.80%)
C000026562 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026562 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000026562 | AssetLoan Participations and AssignmentsFR_BA000BY62
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026562 | AssetAsset-Backed SecuritiesFR_48251BBE9
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000026562 | AssetNon-Agency Mortgage-Backed SecuritiesFR_161927AC2
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026562 | AssetCorporate Bonds & NotesFR_46647PER3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026562 | AssetMunicipal Bonds & NotesFR_452152GS4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026562 | AssetShort-Term InstrumentsFR_22823QDG3_4.200
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000026559 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026559 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026559 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026559 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026559 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(88.80%)
C000026559 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026559 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000026559 | AssetLoan Participations and AssignmentsFR_BA000BY62
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026559 | AssetAsset-Backed SecuritiesFR_48251BBE9
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000026559 | AssetNon-Agency Mortgage-Backed SecuritiesFR_161927AC2
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026559 | AssetCorporate Bonds & NotesFR_46647PER3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026559 | AssetMunicipal Bonds & NotesFR_452152GS4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026559 | AssetShort-Term InstrumentsFR_22823QDG3_4.200
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000064140 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000064140 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064140 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000064140 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064140 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(88.80%)
C000064140 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064140 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000064140 | AssetLoan Participations and AssignmentsFR_BA000BY62
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064140 | AssetAsset-Backed SecuritiesFR_48251BBE9
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000064140 | AssetNon-Agency Mortgage-Backed SecuritiesFR_161927AC2
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000064140 | AssetCorporate Bonds & NotesFR_46647PER3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064140 | AssetMunicipal Bonds & NotesFR_452152GS4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064140 | AssetShort-Term InstrumentsFR_22823QDG3_4.200
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000200443 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000200443 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200443 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000200443 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200443 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(88.80%)
C000200443 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200443 | AssetU.S. Government AgenciesFR_01F062663
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000200443 | AssetLoan Participations and AssignmentsFR_BA000BY62
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200443 | AssetAsset-Backed SecuritiesFR_48251BBE9
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000200443 | AssetNon-Agency Mortgage-Backed SecuritiesFR_161927AC2
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000200443 | AssetCorporate Bonds & NotesFR_46647PER3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200443 | AssetMunicipal Bonds & NotesFR_452152GS4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200443 | AssetShort-Term InstrumentsFR_22823QDG3_4.200
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000039231 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000039231 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000039231 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000039231 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000039231 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(86.70%)
C000039231 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000039231 | AssetAsset-Backed SecuritiesFR_61753KAA4
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000039231 | AssetNon-Agency Mortgage-Backed SecuritiesFR_16165AAD6
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000039231 | AssetU.S. Treasury ObligationsFR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000039231 | AssetCorporate Bonds & NotesFR_04685A4R9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000039231 | Asset - ShortShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000039232 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000039232 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000039232 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000039232 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000039232 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(86.70%)
C000039232 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000039232 | AssetAsset-Backed SecuritiesFR_61753KAA4
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000039232 | AssetNon-Agency Mortgage-Backed SecuritiesFR_16165AAD6
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000039232 | AssetU.S. Treasury ObligationsFR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000039232 | AssetCorporate Bonds & NotesFR_04685A4R9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000039232 | Asset - ShortShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000039229 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000039229 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000039229 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000039229 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000039229 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(86.70%)
C000039229 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000039229 | AssetAsset-Backed SecuritiesFR_61753KAA4
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000039229 | AssetNon-Agency Mortgage-Backed SecuritiesFR_16165AAD6
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000039229 | AssetU.S. Treasury ObligationsFR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000039229 | AssetCorporate Bonds & NotesFR_04685A4R9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000039229 | Asset - ShortShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000064167 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000064167 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000064167 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000064167 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064167 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(86.70%)
C000064167 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064167 | AssetAsset-Backed SecuritiesFR_61753KAA4
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000064167 | AssetNon-Agency Mortgage-Backed SecuritiesFR_16165AAD6
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000064167 | AssetU.S. Treasury ObligationsFR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064167 | AssetCorporate Bonds & NotesFR_04685A4R9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064167 | Asset - ShortShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000200458 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000200458 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000200458 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000200458 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200458 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(86.70%)
C000200458 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200458 | AssetAsset-Backed SecuritiesFR_61753KAA4
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000200458 | AssetNon-Agency Mortgage-Backed SecuritiesFR_16165AAD6
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200458 | AssetU.S. Treasury ObligationsFR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200458 | AssetCorporate Bonds & NotesFR_04685A4R9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200458 | Asset - ShortShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000051570 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000051570 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(86.50%)
C000051570 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000051570 | AssetU.S. Treasury ObligationsFR_912810TC2
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000051570 | AssetCorporate Bonds & NotesFR_573874AC8
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000051570 | AssetU.S. Government AgenciesFR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000051570 | AssetSovereign IssuesFR_ACI2MLPN3
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000051570 | AssetMunicipal Bonds & NotesFR_57421CAW4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051570 | AssetAsset-Backed SecuritiesFR_14016CAN6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000051570 | AssetNon-Agency Mortgage-Backed SecuritiesFR_93363DAB3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051570 | AssetLoan Participations and AssignmentsFR_BA0006870
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051570 | AssetShort-Term InstrumentsFR_912797UQ8_0.010_1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000031215 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000031215 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000031215 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000031215 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000031215 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(86.30%)
C000031215 | AssetAsset-Backed SecuritiesFR_00217VAA8
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000031215 | AssetNon-Agency Mortgage-Backed SecuritiesFR_45661KAD2
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000031215 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000031215 | AssetU.S. Treasury ObligationsFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000031215 | AssetShort-Term InstrumentsFR_912797SN8_0.010
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000031217 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000031217 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000031217 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000031217 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000031217 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(86.30%)
C000031217 | AssetAsset-Backed SecuritiesFR_00217VAA8
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000031217 | AssetNon-Agency Mortgage-Backed SecuritiesFR_45661KAD2
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000031217 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000031217 | AssetU.S. Treasury ObligationsFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000031217 | AssetShort-Term InstrumentsFR_912797SN8_0.010
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000026642 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000026642 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000026642 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000026642 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000026642 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(86.30%)
C000026642 | AssetAsset-Backed SecuritiesFR_00217VAA8
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000026642 | AssetNon-Agency Mortgage-Backed SecuritiesFR_45661KAD2
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000026642 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026642 | AssetU.S. Treasury ObligationsFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026642 | AssetShort-Term InstrumentsFR_912797SN8_0.010
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000064154 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000064154 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000064154 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000064154 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000064154 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(86.30%)
C000064154 | AssetAsset-Backed SecuritiesFR_00217VAA8
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000064154 | AssetNon-Agency Mortgage-Backed SecuritiesFR_45661KAD2
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000064154 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064154 | AssetU.S. Treasury ObligationsFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064154 | AssetShort-Term InstrumentsFR_912797SN8_0.010
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000200451 | AssetU.S. Government AgenciesFR_01F062655
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000200451 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000200451 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000200451 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000200451 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(86.30%)
C000200451 | AssetAsset-Backed SecuritiesFR_00217VAA8
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000200451 | AssetNon-Agency Mortgage-Backed SecuritiesFR_45661KAD2
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000200451 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200451 | AssetU.S. Treasury ObligationsFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200451 | AssetShort-Term InstrumentsFR_912797SN8_0.010
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000031249 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000031249 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000031249 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000031249 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000031249 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(85.50%)
C000031249 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000031249 | AssetShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000031249 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	109.90%
C000031249 | AssetAsset-Backed SecuritiesFR_78436RAE0
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000031249 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12661GAA7
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000031249 | AssetCorporate Bonds & NotesFR_952NPG006
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000031251 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000031251 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000031251 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000031251 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000031251 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(85.50%)
C000031251 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000031251 | AssetShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000031251 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	109.90%
C000031251 | AssetAsset-Backed SecuritiesFR_78436RAE0
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000031251 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12661GAA7
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000031251 | AssetCorporate Bonds & NotesFR_952NPG006
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028347 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028347 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028347 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028347 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028347 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(85.50%)
C000028347 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028347 | AssetShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028347 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	109.90%
C000028347 | AssetAsset-Backed SecuritiesFR_78436RAE0
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000028347 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12661GAA7
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028347 | AssetCorporate Bonds & NotesFR_952NPG006
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064162 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000064162 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064162 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000064162 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064162 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(85.50%)
C000064162 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064162 | AssetShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000064162 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	109.90%
C000064162 | AssetAsset-Backed SecuritiesFR_78436RAE0
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000064162 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12661GAA7
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000064162 | AssetCorporate Bonds & NotesFR_952NPG006
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200457 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000200457 | AssetU.S. Treasury ObligationsFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200457 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000200457 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200457 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(85.50%)
C000200457 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200457 | AssetShort-Term InstrumentsFR_ACI3187G8_0.000
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000200457 | AssetU.S. Government AgenciesFR_01F060667
Holdings [Line Items]
Percent of Net Asset Value	109.90%
C000200457 | AssetAsset-Backed SecuritiesFR_78436RAE0
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000200457 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12661GAA7
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200457 | AssetCorporate Bonds & NotesFR_952NPG006
Holdings [Line Items]
Percent of Net Asset Value	4.70%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.